CONDENDSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Total	Class A/B Shares	Subordinate Voting Shares	Super Voting Shares	Share Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2017		16,631,000
Balance, amount at Dec. 31, 2017	$ (5,211,000)				$ 7,772,000	$ (12,982,000)
Net loss	(8,711,000)	$ 0	$ 0	$ 0	0	(8,711,000)
Shares issued in connection with conversion of convertible debentures, shares		1,947,000
Shares issued in connection with conversion of convertible debentures, amount	3,961,000				3,961,000	0
Issuance of shares associated with acquisitions, shares		88,000
Issuance of shares associated with acquisitions, amount	370,000				370,000	0
Issuance of Series B preferred stock, net of issuance costs, shares		9,831,000
Issuance of Series B preferred stock, net of issuance costs, amount	41,873,000				41,873,000	0
Issuance of warrants in exchange for services, amount	87,000				87,000
Share-based compensation expense, amount	270,000				270,000
Balance, shares at Dec. 31, 2018		28,497,000
Balance, amount at Dec. 31, 2018	32,640,000				54,333,000	(21,693,000)
Net loss	(49,934,000)	$ 0	$ 0	$ 0	0	(49,934,000)
Share-based compensation expense, amount	3,385,000				3,385,000	0
Adoption of lease accounting standard, amount	(847,000)					(847,000)
Issuance of subordinate voting shares in exchange for Class A/B shares, net, shares		(28,497,000)	28,497,000
Issuance of subordinate voting shares in exchange for Class A/B shares, net, amount	0				0	0
Private placement in connection with reverse takeover, net, shares			3,433,000
Private placement in connection with reverse takeover, net, amount	36,762,000				36,762,000	0
Shares issued to acquiree in connection with reverse takeover, shares			130,000
Shares issued to acquiree in connection with reverse takeover, amount	1,513,000				1,513,000	0
Issuance of supervoting shares, shares				203,000
Issuance of supervoting shares, amount	40,000				40,000	0
Exercise of options, shares			125,000
Exercise of options, amount	127,000				127,000	0
Share-based compensation expense, shares			659,000
Issuance of warrants	2,291,000
Balance, shares at Dec. 31, 2019			32,844,000	203,000
Balance, amount at Dec. 31, 2019	23,686,000				96,160,000	(72,474,000)
Net loss	(16,631,000)		$ 0	$ 0	0	(16,631,000)
Shares issued in connection with conversion of convertible debentures, shares			250,000
Shares issued in connection with conversion of convertible debentures, amount	62,000			0	62,000	0
Share-based compensation expense, amount	1,825,000			0	1,825,000	0
Share-based compensation expense, shares			248,000
Issuance of warrants	1,556,000		$ 0	$ 0	1,556,000	0
Balance, shares at Jun. 30, 2020			33,342,000	203,000
Balance, amount at Jun. 30, 2020	10,498,000				99,603,000	(89,105,000)
Balance, shares at Dec. 31, 2019			32,844,000	203,000
Balance, amount at Dec. 31, 2019	23,686,000				96,160,000	(72,474,000)
Net loss	(21,910,000)					(21,910,000)
Shares issued in connection with conversion of convertible debentures, shares			375,000
Shares issued in connection with conversion of convertible debentures, amount	75,000				75,000	0
Issuance of shares associated with acquisitions, shares			150,000
Issuance of shares associated with acquisitions, amount	179,000				179,000
Share-based compensation expense, amount	$ 2,200,000				2,200,000	0
Exercise of options, shares	0
Share-based compensation expense, shares			248,000
Issuance of warrants	$ 1,620,000
Issuance of stock warrants, amount	1,556,000				1,556,000	0
Shares issued in connection with convertible debenture offering, shares			250,000
Shares issued in connection with convertible debenture offering, amount	62,000				62,000	0
Shares issued in connection with subordinate voting share offering, shares			23,000,000
Shares issued in connection with subordinate voting share offering, amount	25,021,000				25,021,000	0
Issuance of stock options associated with acquisitions, amount	116,000				116,000	0
Reduction in supervoting share purchase price, amount	(39,000)				(39,000)	0
Exercise of warrants, shares			750,000
Exercise of warrants, amount	210,000				210,000	0
Balance, shares at Dec. 31, 2020			57,617,000	203,000
Balance, amount at Dec. 31, 2020	31,156,000				125,540,000	(94,384,000)
Balance, shares at Mar. 31, 2020			32,988,000	203,000
Balance, amount at Mar. 31, 2020	17,424,000				97,772,000	(80,348,000)
Net loss	(8,757,000)		$ 0	$ 0	0	(8,757,000)
Shares issued in connection with conversion of convertible debentures, shares			250,000
Shares issued in connection with conversion of convertible debentures, amount	62,000			0	62,000	0
Share-based compensation expense, amount	213,000			0	213,000	0
Share-based compensation expense, shares			104,000
Issuance of warrants	1,556,000		$ 0	$ 0	1,556,000	0
Balance, shares at Jun. 30, 2020			33,342,000	203,000
Balance, amount at Jun. 30, 2020	10,498,000				99,603,000	(89,105,000)
Balance, shares at Dec. 31, 2020			57,617,000	203,000
Balance, amount at Dec. 31, 2020	31,156,000				125,540,000	(94,384,000)
Net loss	(5,988,000)		$ 0	$ 0	0	(5,988,000)
Shares issued in connection with conversion of convertible debentures, shares			2,393,000
Shares issued in connection with conversion of convertible debentures, amount	478,000				478,000	0
Issuance of shares associated with acquisitions, shares			30,641,000
Issuance of shares associated with acquisitions, amount	43,259,000			0	43,259,000	0
Share-based compensation expense, amount	$ 625,000				625,000	0
Exercise of options, shares	0		76,000
Exercise of options, amount	$ 46,000				46,000
Share-based compensation expense, shares			371,000
Issuance of warrants	0
Exercise of warrants, shares			1,325,000
Exercise of warrants, amount	665,000			$ 0	665,000
Balance, shares at Jun. 30, 2021			92,423,000	203,000
Balance, amount at Jun. 30, 2021	70,241,000				170,613,000	(100,372,000)
Balance, shares at Mar. 31, 2021			83,221,000	203,000
Balance, amount at Mar. 31, 2021	59,903,000				161,006,000	(101,103,000)
Net loss	731,000		$ 0	$ 0	0	731,000
Shares issued in connection with conversion of convertible debentures, shares			1,003,000
Shares issued in connection with conversion of convertible debentures, amount	200,000		$ 0		200,000	0
Issuance of shares associated with acquisitions, shares			7,998,000
Issuance of shares associated with acquisitions, amount	9,023,000			0	9,023,000	0
Share-based compensation expense, amount	338,000			0	338,000	0
Exercise of options, shares			76,000
Exercise of options, amount	46,000			$ 0	46,000	0
Share-based compensation expense, shares			125,000
Balance, shares at Jun. 30, 2021			92,423,000	203,000
Balance, amount at Jun. 30, 2021	$ 70,241,000				$ 170,613,000	$ (100,372,000)